Contract assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Contract assets and liabilities

Contract assets consisted of the following at December 31:

	2019	2018
	US$’000	US$’000

Unbilled revenue	441	899

Contract liabilities consisted of the following at December 31:

	2019	2018
	US$’000	US$’000

Deferred revenue	869	1,370

The following table provides information about contract assets and contract liabilities from contracts with customers:

	December 31,
	2019	2018
	US$’000	US$’000

Contract assets	441	899
Contract liabilities	(869)	(1,370)
Net contract liabilities	(428)	(471)

Net (liability) / asset position for contracts in process

The net liabilities position for contracts in process consisted of the following at December 31:

	2019	2018
	US$’000	US$’000

Cost and estimated earnings on uncompleted contracts	5,150	6,354
Less: billings to date	(5,578)	(6,825)
	(428)	(471)

The net liabilities position for contracts in process is included within the contract asset and contract liability in the accompanying consolidated balance sheets as follows at December 31:

	2019	2018
	US$’000	US$’000

Unbilled revenue	441	899
Deferred revenue	(869)	(1,370)
	(428)	(471)

ZHEJIANG TIANLAN
Contract assets and liabilities

Contract assets consisted of the following at December 31:

	2019	2018
	RMB’000	RMB’000

Unbilled revenue	80,961	100,994

Contract liabilities consisted of the following at December 31:

	2019	2018
	RMB’000	RMB’000

Deferred revenue	55,898	41,046

The following table provides information about contract assets and contract liabilities from contracts with customers:

	2019	2018
	RMB’000	RMB’000

Contract assets	80,961	100,994
Contract liabilities	(55,898)	(41,046)

Net contract assets	25,063	59,948

Net (liability) / asset position for contracts in process
	2019	2018
	RMB’000	RMB’000

Costs and estimated earnings on uncompleted contracts	433,195	236,044
Less: billings to date	(352,234)	(135,050)

	80,961	100,994